Combined Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Feb. 01, 2011	Dec. 31, 2010
Combined Consolidated Balance Sheets
Common shares par value	$ 0.01	$ 0.01	$ 0.01
Common shares authorized	450,000,000	100,000
Common shares issued	106,300,067	1,000	0
Common shares outstanding		1,000	0